Note 8 - Income Taxes - 10K (Details) - Deferred Tax Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued compensation and stock-based compensation	$ 401
Net operating loss carryforwards	454	7
Gross deferred tax assets	855	7
Valuation allowance	(152)	(7)
Deferred tax liabilities:
Amortization of intangible assets	(703)
Gross deferred tax liabilities	$ (703)